Segments (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of information by segment
	AR advertising services	AR entertainment	Total December 31, 2019
	RMB	RMB	RMB
Revenues	267,514,061	51,667,363	319,181,424
Cost of revenues	140,716,036	5,451,807	146,167,843
Gross profit	126,798,025	46,215,556	173,013,581
Depreciation and amortization	9,455,226	4,428,693	13,883,919
Total capital expenditures	161,505	34,493	195,998
	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2020
	RMB	RMB	RMB	RMB
Revenues	307,328,308	29,740,544	428,944,734	766,013,586
Cost of revenues	211,297,881	3,137,805	382,143,014	596,578,700
Gross profit	96,030,427	26,602,739	46,801,720	169,434,886
Depreciation and amortization	9,505,919	3,155,190	1,890,183	14,551,292
Total capital expenditures	94,964	20,897	368,913	484,774
	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2021	Total December 31, 2021
	RMB	RMB	RMB	RMB	USD
Revenues	435,917,971	14,056,868	483,816,680	933,791,519	146,461,019
Cost of revenues	254,217,297	4,385,783	425,620,752	684,223,832	107,317,445
Gross profit	181,700,674	9,671,085	58,195,928	249,567,687	39,143,574
Depreciation and amortization	5,936,500	5,385,869	7,202,994	18,525,363	2,905,620
Total capital expenditures	23,782,060	17,120	1,366,302	25,165,482	3,947,093

Schedule of total assets
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
AR advertising services	532,715,074	1,306,152,502	204,864,171
AR entertainment	165,442,969	12,487,702	1,958,639
Semiconductor business	474,263,642	186,388,493	29,234,201
Total assets	1,172,421,685	1,505,028,697	236,057,011

Schedule of information of revenues by geographic locations
	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2021
	RMB	RMB	RMB	USD
Mainland PRC revenues	303,062,432	367,163,638	593,803,869	93,135,478
Hong Kong revenues	295,037	264,404,450	118,590,946	18,600,459
International revenues	15,823,955	134,445,498	221,396,704	34,725,082
Total revenues	319,181,424	766,013,586	933,791,519	146,461,019